SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Nov. 30, 2022 share $ / shares	Nov. 30, 2021 share $ / shares
Disclosure of classes of share capital [abstract]
Number of options outstanding, beginning balance | share	4,225,000	2,950,000
Weighted average exercise price, beginning balance | $ / shares	$ 0.65	$ 0.58
Number of Options held | share		1,700,000
Exercise price of stock options granted | $ / shares		$ 0.73
Number of options exercised | share		(425,000)
Weighted average exercise price, exercised | $ / shares		$ 0.52
Number of options Expired | share	(75,000)
Weighted average exercise price, Expired | $ / shares	$ 0.5
Number of options cancelled | share	(125,000)
Weighted average exercise price, cancelled | $ / shares	$ 0.5
Number of options outstanding, ending balance | share	4,025,000	4,225,000
Weighted average exercise price, ending balance | $ / shares	$ 0.66	$ 0.65